ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Measurement inputs (Details)		12 Months Ended
	May 01, 2024	Jun. 30, 2024 $ / shares Y shares	Jun. 30, 2023 $ / shares Y shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.056	0.2
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares		47,963
Number of warrants, remaining | shares			47,963
Number of warrants, adjusted | shares			441,710
Reverse stock split	0.056
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants | shares			555,694
Reverse stock split	0.056
Share price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.02	0.34
Warrants outstanding, measurement input, adjusted			0.34
Share price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			0.34
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.0462	0.0441
Warrants outstanding, measurement input, adjusted			0.0441
Risk free interest rate | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			0.0359
volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		1.05	1.27
Warrants outstanding, measurement input, adjusted			1.27
volatility | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			1.10
Exercise price | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		112.32	112.32
Warrants outstanding, measurement input, adjusted			14.40
Exercise price | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			14.40
Warrant life | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y		2.46	3.47
Warrants outstanding, measurement input, adjusted | Y			3.47
Warrant life | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y			5.22